Property and Equipment, net (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 406,677	$ 264,218	$ 4,133
Accumulated depreciation	(59,808)	(18,551)	(299)
Property, plant and equipment, net	346,869	245,667	3,834
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,983	5,911	1,526
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,491	2,447	2,607
Financing Lease Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	169,311	64,417	0
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	78,974	41,656	0
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 151,918	$ 149,787	$ 0